LEASE (Schedule of right of use assets and the amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
Right of use assets, excluding accumulated amortization	$ 36,026	$ 39,439	$ 38,953
Less: accumulated amortization	(4,932)	(4,150)	(3,263)
Right of use assets	$ 31,094	$ 35,289	$ 35,690